UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds: Money Market Portfolio, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2011

Date of reporting period: 12/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Domestic — 0.8%
State Street Bank & Trust Co., 0.25%, 1/12/11	$12,700	$12,700,000

Yankee — 24.3%(a)
Bank of Nova Scotia, Houston:
0.24%, 1/12/11	15,000	14,999,963
0.27%, 3/01/11	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.29%, 2/04/11	17,000	17,000,000
Barclays Bank Plc, New York:
0.42%, 2/18/11	10,000	10,000,000
0.38%, 5/19/11	20,000	20,000,000
BNP Paribas S.A., New York, 0.39%, 5/05/11	18,000	18,000,000
Canadian Imperial Bank of Commerce, New York, 0.42%, 1/31/11(b)	12,700	12,700,000
Credit Agricole CIB, New York, 0.32%, 2/14/11	10,000	10,000,000
Credit Industriel et Commercial, New York:
0.35%, 1/14/11	15,000	15,000,000
0.40%, 3/18/11	10,000	10,000,000
Credit Suisse, New York, 0.25%, 1/20/11	17,000	17,000,000
Dexia Credit Local S.A., New York - GTD, 1.69%, 1/18/11(c)	21,000	21,000,000
Lloyds TSB Bank Plc, New York:
0.62%, 2/11/11	12,200	12,200,000
0.48%, 3/15/11	12,300	12,300,000
Nordea Bank Finland Plc, New York, 0.26%, 1/10/11	15,000	15,000,000
Rabobank Nederland N.V., New York:
0.27%, 1/10/11(b)	5,000	5,000,000
0.57%, 1/18/11	7,000	7,000,000
Royal Bank of Canada, New York, 0.37%, 10/14/11(b)	10,000	10,000,000
Royal Bank of Scotland Plc, Connecticut:
0.67%, 2/09/11(b)	12,700	12,700,000
0.51%, 2/24/11	12,300	12,300,000
0.49%, 4/14/11	20,000	20,000,000
Societe Generale, New York, 0.41%, 4/21/11(b)	15,100	15,100,000
Svenska Handelsbanken, New York, 0.27%, 1/20/11	15,000	15,000,035
Toronto Dominion Bank, New York:
0.27%, 2/04/11(b)	4,000	4,000,000
0.28%, 3/22/11	15,000	15,000,000
Unicredit SpA, New York, 0.49%, 2/10/11	15,500	15,500,000
Westpac Banking Corp., New York, 0.33%, 11/04/11(b)	18,000	18,000,000

		374,799,998

Total Certificates of Deposit — 25.1%		387,499,998

Commercial Paper(d)
Antalis US Funding Corp., 0.34%, 2/17/11	20,010	20,001,495
Argento Variable Funding Co. LLC, 0.56%, 2/14/11	11,700	11,692,356
Barton Capital LLC:
0.32%, 1/06/11	15,000	14,999,600
0.31%, 2/01/11	20,120	20,114,976
BNP Paribas Finance, Inc., 0.49%, 2/11/11	12,700	12,693,258
BPCE S.A.:
0.35%, 3/10/11	17,000	16,989,092
0.42%, 3/10/11	10,000	9,992,300
Chariot Funding LLC, 0.29%, 2/08/11	20,000	19,994,200
CIESCO LLC:
0.41%, 1/14/11	13,000	12,998,371
0.30%, 1/21/11	15,000	14,997,750
CRC Funding LLC, 0.29%, 1/24/11	17,000	16,997,124
Danske Corp.:
0.30%, 2/10/11	17,000	16,994,617
0.30%, 2/11/11	20,000	19,993,500
DNB NOR Bank ASA:
0.26%, 1/14/11	20,000	19,998,411
0.28%, 2/28/11	15,000	14,993,467
Grampian Funding LLC, 0.29%, 1/04/11	17,000	16,999,863
ING US Funding LLC, 0.43%, 4/05/11	12,000	11,986,813
JPMorgan Chase & Co., 0.25%, 2/11/11	15,000	14,995,938
Jupiter Securitization Co. LLC, 0.27%, 1/10/11	28,600	28,598,499
Metlife Short Term Funding LLC, 0.31%, 1/21/11	7,400	7,398,853
Nieuw Amsterdam Receivables Corp.:
0.37%, 1/07/11	8,000	7,999,671
0.30%, 1/21/11	8,455	8,453,732
Nordea North America, Inc. DE, 0.27%, 3/14/11	17,000	16,991,075
NRW.Bank, 0.39%, 2/15/11	12,300	12,294,344
Old Line Funding LLC, 0.58%, 1/20/11	11,000	10,996,987
Royal Park Investments Funding Corp., 0.30%, 1/18/11	16,000	15,998,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	PCRB	Pollution Control Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	PSF	Permanent School Fund
	BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
	COP	Certificates of Participation	RB	Revenue Bonds
	GO	General Obligation Bonds	ROC	Reset Option Certificates
	GTD	Guaranteed	SBPA	Stand-by Bond Purchase
	IDA	Industrial Development Authority		Agreement
	IDRB	Industrial Development Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
	ISD	Independent School District	TECP	Tax-Exempt Commercial Paper
	LOC	Letter of Credit	TRAN	Tax Revenue Anticipation Notes
	MB	Municipal Bonds	VRDN	Variable Rate Demand Notes
	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender	VRDP	Variable Rate Demand Preferred

BLACKROCK FUNDS	DECEMBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(d)
Scaldis Capital LLC, 0.30%, 1/12/11	$17,000	$16,998,725
Solitaire Funding LLC:
0.30%, 1/12/11	10,000	9,999,250
0.30%, 1/14/11	20,000	19,998,167
0.28%, 1/24/11	5,000	4,999,183
Starbird Funding Corp.:
0.28%, 1/13/11	15,500	15,498,794
0.29%, 1/28/11	8,000	7,998,389
State Street Corp., 0.31%, 2/22/11	10,000	9,995,694
Thames Asset Global Securitization Corp.:
0.30%, 2/18/11	19,912	19,904,367
0.41%, 4/01/11	12,000	11,987,973
Windmill Funding Corp., 0.40%, 3/01/11	12,000	11,992,400

Total Commercial Paper — 34.0%		525,537,234

Corporate Notes
KBC Bank N.V., New York, 1.72%, 2/01/11(c)	9,570	9,570,000
Rabobank Nederland N.V., 1.79%, 4/07/11(c)(e)	18,700	18,700,000

Total Corporate Notes — 1.8%		28,270,000

Master Notes — 1.0%
Banc of America Securities LLC, 0.30%, 1/03/11(c)	15,000	15,000,000

Municipal Bonds(c)
Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.36%, 1/03/11	10,400	10,400,000
Broomfield Urban Renewal Authority Tax Allocation (Event Center Project) Series 2005 VRDN (BNP Paribas LOC), 0.34%, 1/07/11	11,900	11,900,000
California GO Series 2004C-11 VRDN (BNP Paribas LOC), 0.30%, 1/07/11	7,960	7,960,000
California GO Series 2004C-4 VRDN (JPMorgan Chase & Co. LOC), 0.26%, 1/03/11	15,600	15,600,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.30%, 1/07/11	8,400	8,400,000
California Pollution Control Financing Authority RB (Sierra Pacific Industries Inc. Project) Series 1988 VRDN (Wells Fargo Bank N.A. LOC), 0.42%, 1/07/11	8,675	8,675,000
Harris County RB Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC), 0.34%, 1/07/11(e)(f)	8,060	8,060,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.30%, 1/07/11	17,000	17,000,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA), 0.35%, 1/07/11	7,000	7,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.33%, 1/07/11	7,040	7,040,000
New Hampshire Business Finance Authority RB (Alice Peck Day Health System Project) Series 2008 VRDN (TD Banknorth Inc. LOC), 0.28%, 1/03/11	6,485	6,485,000
New York City GO Series 2003A-3 VRDN (BNP Paribas LOC), 0.30%, 1/07/11	10,000	10,000,000
New York City Industrial Development Agency RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.30%, 1/07/11	9,550	9,550,000
Park Village Assisted Living LLC (JPMorgan Chase Bank N.A. LOC), 0.36%, 1/03/11	6,145	6,145,000
Pennsylvania Economic Development Financing Authority Wastewater Treatment RB (Sunoco, Inc. Project) Series 2009B VRDN (JPMorgan Chase Bank N.A. LOC), 0.30%, 1/07/11	8,000	8,000,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 (Freddie Mac LOC), 0.34%, 1/07/11	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank LOC), 0.31%, 1/07/11(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.39%, 1/07/11	5,500	5,500,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.29%, 1/03/11	14,800	14,800,000

Total Municipal Bonds — 12.6%		194,865,000

Closed-End Investment Companies
California — 0.3%
Nuveen California Investment Quality Municipal Fund Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility), 0.59%, 1/07/11(c)(e)	5,000	5,000,000
New York — 0.5%
Nuveen New York Select Quality Municipal Fund Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.59%, 1/07/11(c)(e)	7,600	7,600,000

Total Closed-End Investment Companies — 0.8%		12,600,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:(d)
0.26%, 1/12/11	12,000	11,999,220
0.30%, 1/21/11	15,000	14,997,750
Fannie Mae Variable Rate Notes:(b)
0.25%, 7/26/12	11,000	10,996,569
0.29%, 9/17/12	12,200	12,195,789
0.29%, 12/20/12	9,000	8,996,421
Federal Home Loan Bank Discount Notes, 0.21%, 6/08/11(d)	19,090	19,072,628
Federal Home Loan Bank Variable Rate Notes, 0.23%, 10/06/11(b)	12,000	11,996,312

2	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Freddie Mac Variable Rate Notes:(b)
0.33%, 2/14/11	$42,190	$42,189,238
0.17%, 5/05/11	25,000	24,997,478
0.21%, 12/29/11	11,000	10,994,521
0.24%, 4/03/12	9,500	9,495,184

Total U.S. Government Sponsored Agency Obligations — 11.5%		177,931,110

U.S. Treasury Obligations
U.S. Treasury Bills:(d)
0.18%, 4/21/11	15,000	14,992,125
0.17%, 4/28/11	20,000	19,988,947
0.19%, 5/26/11	8,000	7,993,962
0.20%, 6/02/11	20,000	19,983,166
0.22%, 6/30/11	17,000	16,981,928
0.27%, 9/22/11	12,400	12,376,086
U.S. Treasury Notes:
0.88%, 1/31/11	12,700	12,706,058
0.88%, 5/31/11	13,175	13,209,020
4.88%, 5/31/11	10,200	10,391,176
1.13%, 6/30/11	35,000	35,153,192
4.50%, 9/30/11	17,000	17,528,763

Total U.S. Treasury Obligations — 11.7%		181,304,423

Repurchase Agreements — 1.6%
Deutsche Bank Securities Inc., 0.22%, 1/03/11	24,290	24,290,000
(Purchased on 12/31/10 to be repurchased at $24,290,445, collateralized by Fannie Mae Discount Note, 0.00% due at 8/08/11, par and fair value of $24,807,000 and $24,776,735, respectively)

Total Investments (Cost — $1,547,297,765*) — 100.1%		1,547,297,765
Liabilities in Excess of Other Assets — (0.1)%		(1,680,421)

Net Assets — 100.0%		$1,545,617,344

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$1,547,297,765	—	$1,547,297,765

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK FUNDS	DECEMBER 31, 2010	3

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.13%, 1/06/11	$5,000	$4,999,946
0.21%, 1/06/11	5,000	4,999,914
0.20%, 1/13/11	9,000	8,999,500
0.20%, 1/20/11	10,000	9,999,079
0.13%, 1/27/11	2,610	2,609,774
0.14%, 1/27/11	2,400	2,399,784
0.20%, 1/27/11	15,000	14,998,000
0.19%, 2/10/11	30,000	29,994,115
0.19%, 2/17/11	10,000	9,997,656
0.19%, 2/24/11	5,000	4,998,664
0.19%, 3/03/11	5,000	4,998,427
0.20%, 3/24/11	5,000	4,997,833
0.19%, 3/31/11	8,000	7,996,327
0.19%, 4/07/11	5,000	4,997,585
0.49%, 4/07/11	4,000	3,994,934
0.17%, 4/14/11	15,000	14,993,021
0.18%, 4/28/11	5,000	4,997,205
0.17%, 5/05/11	7,000	6,996,086
0.20%, 5/26/11	10,000	9,992,254
0.21%, 6/02/11	8,000	7,993,000
0.19%, 6/09/11	5,000	4,995,966
0.23%, 6/30/11	6,000	5,993,325
0.27%, 9/22/11	2,000	1,996,143
0.23%, 10/20/11	5,000	4,990,736
0.25%, 11/17/11	5,000	4,988,980
0.28%, 11/17/11	5,000	4,987,633
U.S. Treasury Notes, 0.88%, 2/28/11	7,000	7,007,067

Total U.S. Treasury Obligations — 49.3%		200,912,954

Repurchase Agreements
Barclays Capital, Inc., 0.15%, 1/03/11	22,000	22,000,000

(Purchased on 12/31/10 to be repurchased at $22,000,275, collateralized by U.S. Treasury Strips, 0.00% due from 8/15/33 to 5/15/35, aggregate par and fair value of $65,751,325 and $22,440,000, respectively)

Deutsche Bank Securities Inc., 0.22%, 1/07/11	20,000	20,000,000
(Purchased on 10/06/10 to be repurchased at $20,011,122, collateralized by U.S. Treasury Strip, 0.00% due at 2/15/36, par and fair value of $64,786,600 and $20,400,005, respectively)
Deutsche Bank Securities Inc., 0.18%, 1/03/11	24,830	24,830,000

(Purchased on 12/31/10 to be repurchased at $24,830,373, collateralized by various U.S. Treasury obligations, 0.00% to 4.50% due from 2/15/24 to 2/15/36, aggregate par and fair value of $45,488,389 and $25,326,621, respectively)

HSBC Securities (USA) Inc., 0.20%, 1/03/11	22,000	22,000,000

(Purchased on 12/31/10 to be repurchased at $22,000,367, collateralized by U.S. Treasury Strips, 0.00% due from 2/15/24 to 5/15/24, aggregate par and fair value of $38,710,872 and $22,440,115, respectively)

JPMorgan Securities Inc., 0.18%, 1/03/11	22,000	22,000,000

(Purchased on 12/31/10 to be repurchased at $22,000,330, collateralized by U.S. Treasury Strips, 0.00% due from 8/15/23 to 8/15/34, aggregate par and fair value of $39,794,488 and $22,440,613, respectively)

Morgan Stanley & Co., 0.20%, 1/07/11	10,000	10,000,000
(Purchased on 10/21/10 to be repurchased at $10,005,056, collateralized by U.S. Treasury Note, 1.75% due at 1/15/28, par and fair value of $9,619,400 and $10,200,016, respectively)
Morgan Stanley & Co., 0.15%, 1/03/11	20,000	20,000,000
(Purchased on 12/31/10 to be repurchased at $20,000,250, collateralized by U.S. Treasury Note, 1.75% due at 1/15/28, par and fair value of $19,238,800 and $20,400,032, respectively)
RBS Securities Inc., 0.19%, 1/07/11	25,000	25,000,000
(Purchased on 11/05/10 to be repurchased at $25,011,875, collateralized by U.S. Treasury Note, 3.75% due at 11/15/18, par and fair value of $23,980,000 and $25,501,173, respectively)
RBS Securities Inc., 0.18%, 1/03/11	21,000	21,000,000
(Purchased on 12/31/10 to be repurchased at $21,000,315, collateralized by U.S. Treasury Note, 1.00% due at 10/31/11, par and fair value of $21,265,000 and $21,424,595, respectively)
UBS Securities LLC, 0.25%, 1/03/11	21,000	21,000,000
(Purchased on 12/31/10 to be repurchased at $21,000,438, collateralized by U.S. Treasury Note, 2.50% due at 6/30/17, par and fair value of $21,571,700 and $21,420,029, respectively)

Total Repurchase Agreements — 51.0%		207,830,000

Total Investments (Cost — $408,742,954*) — 100.3%		408,742,954
Liabilities in Excess of Other Assets — (0.3)%		(1,246,463)

Net Assets — 100.0%		$407,496,491

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

4	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$408,742,954	—	$408,742,954

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK FUNDS	DECEMBER 31, 2010	5

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 3.2%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC), 0.41%, 1/07/11(a)	$1,000	$1,000,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.42%, 1/07/11(a)	2,400	2,400,000

		3,400,000

Arkansas — 1.4%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC), 0.36%, 1/07/11(a)	1,250	1,250,000
University of Arkansas RB (UAMS Campus Project) Series 2010A MB, 2.00%, 12/01/11	250	252,642

		1,502,642

California — 1.9%
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), 0.41%, 1/07/11(a)(b)(c)	2,016	2,016,000

Colorado — 5.1%
Colorado Educational & Cultural Facilities Authority RB (National Jewish Federation Board Project) Series 2005A-6 VRDN (Bank of America N.A. LOC), 0.29%, 1/03/11(a)	2,295	2,295,000
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.35%, 1/03/11(a)	2,630	2,630,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC), 0.35%, 1/07/11(a)	500	500,000

		5,425,000

District of Columbia — 0.2%
District of Columbia RB Series 2010E MB, 0.37%, 12/01/11(a)	200	200,000

Florida — 0.3%
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC), 0.41%, 1/07/11(a)	300	300,000

Georgia — 1.8%
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.44%, 1/07/11(a)	1,910	1,910,000

Illinois — 4.2%
Chicago GO Series 2003B-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.28%, 1/03/11(a)	1,300	1,300,000
Chicago RB Series 2002 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.28%, 1/03/11(a)	3,200	3,200,000

		4,500,000

Indiana — 2.5%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.31%, 1/07/11(a)	2,665	2,665,000

Louisiana — 2.3%
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN, 0.34%, 1/07/11(a)	2,500	2,500,000

Maryland — 2.1%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 1/07/11(a)	1,155	1,155,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 1/07/11(a)	1,050	1,050,000

		2,205,000

Massachusetts — 2.2%
Massachusetts Development Finance Agency RB (ISO New England, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.29%, 1/07/11(a)	2,400	2,400,000

Mississippi — 1.9%
Perry County PCRB (Leaf River Forest Products, Inc. Project) Series 2002 VRDN (Bank of America N.A. LOC), 0.41%, 1/07/11(a)	2,000	2,000,000

Missouri — 1.7%
Missouri State Health & Educational Facilities Authority RB (SSM Health Care Project) Series 2001A MB, 5.25%, 6/01/11	100	103,001
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.43%, 1/07/11(a)	1,745	1,745,000

		1,848,001

New Jersey — 10.0%
Burlington Township GO Series 2010 Notes, 1.50%, 3/24/11	800	801,725
Chatham GO Series 2010 BAN, 1.25%, 6/01/11	500	501,220
Edison Township GO Series 2010 BAN, 1.00%, 9/02/11	3,000	3,004,137
Galloway Township GO Series 2010 BAN, 1.00%, 9/07/11	1,300	1,301,826
Montclair Township GO Series 2010 Notes, 1.50%, 3/10/11	400	400,755
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2005C MB, 5.25%, 6/15/11	200	204,151
Ocean City GO Series 2010 BAN, 1.25%, 3/11/11	1,000	1,001,296
Piscataway Township GO Series 2010 Notes, 1.00%, 2/21/11	900	900,783
Princeton Township GO Series 2010 BAN, 1.00%, 4/01/11	900	901,410
Readington Township GO Series 2010 BAN, 1.00%, 2/03/11	700	700,337
Upper Saddle River GO Series 2010 BAN, 1.25%, 2/25/11	200	200,231
Watchung GO Series 2010 BAN, 1.00%, 3/01/11	800	800,647

		10,718,518

New York — 6.4%
Nassau County Industrial Development Agency RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.48%, 1/07/11(a)	250	250,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2000C VRDN (Dexia Credit Local SPBA), 0.30%, 1/03/11(a)	400	400,000

6	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York Liberty Development Corp. RB (World Trade Center Project) Series 2009A-1 MB (United States of America Collateral Agreement), 0.32%, 1/07/11(a)	$5,000	$5,000,000
New York Thruway Authority RB Series 2009 BAN, 3.00%, 7/15/11	100	101,276
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC), 0.44%, 1/07/11(a)	1,065	1,065,000

		6,816,276

North Carolina — 5.4%
Durham County GO Series 2010A MB, 2.00%, 11/01/11	100	101,358
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.35%, 1/07/11(a)	3,700	3,700,000
Pender County GO Series 2010 BAN, 1.25%, 7/06/11	2,000	2,007,139

		5,808,497

Ohio — 2.1%
Avon School District GO Series 2010 BAN, 1.12%, 12/14/11	655	657,730
Cuyahoga County RB (Cleveland Clinic Health System Project) Sub-Series 2004B-3 VRDN (Bank of America N.A. SBPA), 0.28%, 1/03/11(a)	1,600	1,600,000

		2,257,730

Pennsylvania — 17.1%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.55%, 1/07/11(a)	5,870	5,870,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.31%, 1/07/11(a)	4,000	4,000,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN, 0.40%, 1/07/11(a)	2,500	2,500,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC), 0.39%, 1/07/11(a)	4,765	4,765,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Bank of America N.A. SBPA), 0.28%, 1/03/11(a)	1,100	1,100,000

		18,235,000

Puerto Rico — 1.2%
Commonwealth of Puerto Rico GO Series 2008B-3 VRDN (Wells Fargo Bank N.A. LOC), 0.22%, 1/27/11(a)	1,300	1,300,000

Tennessee — 2.9%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN, 0.43%, 7/29/11(a)	1,300	1,300,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.41%, 1/07/11(a)	960	960,000
Williamson County GO Series 2010A MB, 2.00%, 3/01/11	800	802,016

		3,062,016

Texas — 1.7%
Houston ISD GO (Schoolhouse Project) Series 2003 (Texas-PSF Insurance), 5.00%, 2/15/11	500	502,689
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 VRDN (Branch Banking & Trust Co. Insurance, Branch Banking & Trust Co. Liquidity Facility), 0.43%, 1/07/11(a)(b)(c)	1,320	1,320,000

		1,822,689

Utah — 4.8%
Salt Lake City RB (Spring Air Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.46%, 1/07/11(a)	2,115	2,115,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.34%, 1/07/11(a)(b)(c)	3,050	3,050,000

		5,165,000

Virginia — 4.7%
Alexandria IDRB (American Correctional Assoc. Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.54%, 1/07/11(a)	2,725	2,725,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN, 0.46%, 7/29/11(a)	500	500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.28%, 1/03/11(a)	1,830	1,830,000

		5,055,000

Wisconsin — 6.5%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC), 0.47%, 1/07/11(a)	2,000	2,000,000
Wisconsin TECP:
0.40%, 1/11/11	4,000	4,000,000
0.35%, 2/17/11	1,000	1,000,000

		7,000,000

Total Municipal Bonds — 93.6%		100,112,369

BLACKROCK FUNDS	DECEMBER 31, 2010	7

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Closed-End Investment Companies
Multi-State — 6.1%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.54%, 1/07/11(a)(b)	$5,500	$5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. LOC), 0.59%, 1/07/11(a)(b)	1,000	1,000,000

Total Closed-End Investment Companies — 6.1%		6,500,000

Total Investments (Cost — $106,612,369*) — 99.7%		106,612,369
Other Assets Less Liabilities — 0.3%		268,500

Net Assets — 100.0%		$106,880,869

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$106,612,369	—	$106,612,369

[1]	See above Schedule of Investments for values in each state.

8	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 78.8%
Belmar GO Series 2010 BAN, 1.25%, 4/29/11	$400	$400,580
Bloomfield Township Parking Authority Project Note RB Series 2010 BAN, 1.00%, 2/02/11	300	300,063
Burlington GO Series 2010 BAN, 1.25%, 6/23/11	600	600,863
Butler GO Series 2010 BAN, 1.25%, 8/26/11	100	100,422
Cape May GO Series 2010, 1.25%, 7/21/11	900	902,483
Chatham GO Series 2010 BAN, 1.25%, 6/01/11	400	400,976
Chester GO Series 2010 BAN, 1.25%, 2/25/11	1,000	1,001,054
Cranford Township GO Series 2010 BAN, 1.00%, 2/04/11	500	500,235
Edison Township GO Series 2010 BAN, 1.00%, 9/02/11	600	600,827
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wells Fargo Bank N.A. LOC), 0.30%, 1/07/11(a)	1,400	1,400,000
Galloway Township GO Series 2010 BAN, 1.00%, 9/07/11	1,000	1,001,405
Garden State Preservation Trust RB Municipal Trust Receipts Floaters (New Jersey Open Space & Farmland Project) Series 2008-001 VRDN (Dexia Credit Local Guaranty, Dexia Credit Local SBPA), 0.43%, 1/06/11(a)(b)(c)	545	545,000
Glen Rock GO Series 2010 BAN, 1.00%, 1/21/11	1,795	1,795,485
Hudson County Improvement Authority RB Series 2010C-1, 1.25%, 1/19/11	500	500,124
Kearny GO Series 2010 BAN, 1.50%, 6/29/11	800	800,954
Livingston Township GO Series 2010 BAN, 1.25%, 2/11/11	100	100,077
Lower Township Municipal Utilities Authority RB Series 2010B, 2.00%, 9/23/11	300	303,117
Maplewood Township GO Series 2010 BAN, 1.50%, 11/18/11	500	503,032
Margate GO Series 2010 BAN, 1.00%, 1/28/11	400	400,068
Metuchen GO Series 2010 BAN, 1.50%, 5/26/11	1,000	1,002,365
Montclair Township GO Series 2010 Notes, 1.50%, 3/10/11	200	200,378
Mountainside GO Series 2010 BAN, 1.50%, 11/04/11	350	352,088
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA), 0.34%, 1/06/11(a)(b)	2,900	2,900,000
New Jersey Economic Development Authority Chambers Series 2011 TECP, 0.43%, 1/03/11	400	400,000
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT VRDN (KeyBank N.A. LOC), 0.93%, 1/07/11(a)	45	45,000
New Jersey Economic Development Authority RB (Blair Academy Project) Series 2007 VRDN (Wells Fargo Bank N.A. LOC), 0.28%, 1/06/11(a)	300	300,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.50%, 1/03/11(a)	1,050	1,050,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.50%, 1/07/11(a)	170	170,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 VRDN (Wells Fargo Bank N.A. LOC), 0.43%, 1/07/11(a)	660	660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.39%, 1/07/11(a)	1,660	1,660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.39%, 1/07/11(a)	180	180,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.50%, 1/07/11(a)	1,000	1,000,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.43%, 1/07/11(a)	915	915,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006B VRDN (TD Bank N.A. LOC), 0.29%, 1/07/11(a)	1,225	1,225,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2006R-1 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC), 0.27%, 1/03/11(a)	1,300	1,300,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2006R-2 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC), 0.23%, 1/03/11(a)	3,345	3,345,000
New Jersey Economic Development Authority RB (School Facilities Project) Series 2008V-1 VRDN (Barclays Bank Plc LOC), 0.28%, 1/05/11(a)	1,800	1,800,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Inc. SBPA, Morgan Stanley Municipal Funding Inc. Guaranty), 0.41%, 1/07/11(a)(b)(c)	2,006	2,006,200
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.37%, 1/07/11(a)	600	600,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.29%, 1/07/11(a)	1,200	1,200,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada Insurance, Royal Bank of Canada Liquidity Facility), 0.37%, 1/07/11(a)(b)	3,800	3,800,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005 AMT VRDN (Dexia Credit Local SBPA), 0.42%, 1/07/11(a)	1,925	1,925,000

BLACKROCK FUNDS	DECEMBER 31, 2010	9

Schedule of Investments (continued)	BlackRock New Jersey Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT VRDN (BNP Paribas SBPA), 0.28%, 1/07/11(a)	$780	$780,000
New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley & Co. Inc. LOC), 0.41%, 1/07/11(a)(b)(c)	450	450,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.30%, 1/07/11(a)	1,100	1,100,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.34%, 1/07/11(a)(b)(c)	3,245	3,245,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.39%, 1/07/11(a)	2,200	2,200,000
New Jersey Turnpike Authority RB Series 2003C-3 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.39%, 1/07/11(a)	2,300	2,300,000
New Jersey Turnpike Authority RB Series 2009 ROC-RR-II-R-10380 VRDN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility), 0.35%, 1/07/11(a)(b)(c)	1,400	1,400,000
North Wildwood GO Series 2010 BAN, 1.50%, 5/20/11	800	801,664
Ocean City GO Series 2010 BAN, 1.25%, 3/11/11	400	400,518
Ocean Township GO Series 2010 BAN, 1.25%, 12/20/11	500	502,194
Palisades Park GO Series 2010 BAN, 1.25%, 4/21/11	500	500,756
Piscataway Township GO Series 2010 Notes, 1.00%, 2/21/11	700	700,609
Port Authority of New York & New Jersey RB PUTTERS Series 2006-1546 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.34%, 1/07/11(a)(b)(c)	915	915,000
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1996-4 AMT VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.30%, 1/03/11(a)	1,000	1,000,000
Princeton Township GO Series 2010 BAN, 1.00%, 4/01/11	700	701,097
Readington Township GO Series 2010 BAN, 1.00%, 2/03/11	300	300,144
Rutgers University RB Series 2002A VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.27%, 1/03/11(a)	1,400	1,400,000
Secaucus GO Series 2010 BAN, 1.25%, 6/17/11	500	500,694
South Orange Village Township GO Series 2010A BAN, 1.25%, 2/01/11	400	400,243
Stafford Township GO Series 2010 BAN, 1.25%, 6/01/11	1,300	1,303,235
Summit GO Series 2010 BAN, 1.00%, 1/21/11	471	471,150
Toms River GO Series 2010 BAN, 1.25%, 12/16/11	300	301,871
Upper Saddle River GO Series 2010 BAN, 1.25%, 2/25/11	100	100,116
Watchung GO Series 2010 BAN, 1.00%, 3/01/11	300	300,242

		62,267,329

Puerto Rico — 13.5%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA), 0.52%, 1/07/11(a)(b)	10,700	10,700,000

Total Municipal Bonds — 92.3%		72,967,329

Closed-End Investment Companies
New Jersey — 7.6%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.59%, 1/07/11(a)(b)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.59%, 1/07/11(a)(b)	2,000	2,000,000

Total Closed-End Investment Companies — 7.6%		6,000,000

Total Investments (Cost — $78,967,329*) — 99.9%		78,967,329
Other Assets Less Liabilities — 0.1%		45,513

Net Assets — 100.0%		$79,012,842

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

10	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$78,967,329	—	$78,967,329

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS	DECEMBER 31, 2010	11

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina — 84.3%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1011 VRDN (Branch Banking & Trust Co. Credit Agreement, Branch Banking & Trust Co. Liquidity Facility), 0.49%, 1/07/11(a)(b)(c)	$4,800	$4,800,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.33%, 1/07/11(a)	1,200	1,200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 1/03/11(a)	1,300	1,300,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 1/03/11(a)	500	500,000
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust SBPA), 0.35%, 1/07/11(a)	1,845	1,845,000
Mecklenburg County GO Series 2009D VRDN, 0.44%, 7/29/11(a)	3,945	3,945,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.35%, 1/07/11(a)	720	720,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.35%, 1/07/11(a)	140	140,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. Liquidity Facility), 0.34%, 1/07/11(a)(b)(c)	1,000	1,000,000
North Carolina Capital Facilities Finance Agency RB PUTTERS (Duke University Project) Series 2008-3248 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.29%, 1/07/11(a)(b)(c)	1,000	1,000,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.28%, 1/07/11(a)	625	625,000
North Carolina GO Series 2002F VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.30%, 1/07/11(a)	400	400,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.33%, 1/07/11(a)	1,700	1,700,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001A VRDN (Bank of America N.A. SBPA), 0.35%, 1/07/11(a)	1,000	1,000,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2008 VRDN (Bank of America N.A. SBPA), 0.31%, 1/03/11(a)	800	800,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale Liquidity Facility), 0.33%, 1/07/11(a)	1,320	1,320,000
Pender County GO Series 2010 BAN, 1.25%, 7/06/11	1,000	1,003,570
Raleigh Comb Enterprise System RB 2006 ROC-RR-II R-645 VRDN (Citibank N.A. Liquidity Facility), 0.34%, 1/06/11(a)(b)(c)	200	200,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.30%, 1/07/11(a)	1,300	1,300,000
Raleigh COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA Inc. SBPA), 0.34%, 1/07/11(a)	5,900	5,900,000
Raleigh RB Series 2009 VRDN, 0.44%, 7/29/11(a)	965	965,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (U.S. Bank N.A. Credit Agreement, U.S. Bank N.A. SBPA), 0.35%, 1/07/11(a)(b)(c)	325	325,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility), 0.34%, 1/07/11(a)(b)(c)	2,100	2,100,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.27%, 1/07/11(a)	2,300	2,300,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.33%, 1/03/11(a)	2,100	2,100,000
Wake County GO Series 2003B VRDN (Lloyds Banking Group Plc SBPA), 0.32%, 1/07/11(a)	2,500	2,500,000
Winston-Salem Water & Sewer System RB Series 2008C VRDN (Dexia Credit Local SBPA), 0.33%, 1/07/11(a)	2,200	2,200,000

		43,188,570

Puerto Rico — 7.8%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Corp. Insurance, JPMorgan Chase Bank N.A. SBPA), 0.28%, 1/07/11(a)	1,000	1,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Credit Agreement, Dexia Credit Local SBPA), 0.47%, 1/07/11(a)(b)(c)	3,000	3,000,000

		4,000,000

Total Investments (Cost — $47,188,570*) — 92.1%		47,188,570
Other Assets Less Liabilities — 7.9%		4,049,237

Net Assets — 100.0%		$51,237,807

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

12	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$47,188,570	—	$47,188,570

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS	DECEMBER 31, 2010	13

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 87.6%
Allen County RB (Catholic Healthcare Project) Series 2008C VRDN (Wells Fargo N.A. LOC), 0.28%, 1/03/11(a)	$900	$900,000
Avon School District GO Series 2010 BAN, 1.12%, 12/14/11	600	602,501
Beachwood GO Series 2010 BAN, 1.50%, 8/11/11	900	904,578
Butler County GO (Various Purposes Project) Series 2010 BAN, 0.65%, 8/04/11	1,300	1,300,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC), 0.34%, 1/07/11(a)	6,000	6,000,000
Butler Technology & Career Development School District GO Series 2010 BAN, 1.50%, 3/17/11	1,900	1,903,397
Cleveland RB (Airport Project) Series 2009A AMT VRDN (U.S. Bank N.A. LOC), 0.31%, 1/07/11(a)	1,100	1,100,000
Cleveland Waterworks RB Series 2008Q VRDN (Bank of America N.A. LOC), 0.37%, 1/07/11(a)	1,400	1,400,000
Columbus Regional Airport Authority RB SPEARS Series 2007 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.34%, 1/07/11(a)(b)(c)	1,400	1,400,000
Columbus School District GO Series 2010 BAN, 2.00%, 12/01/11	1,000	1,013,844
Cuyahoga County RB (Cleveland Clinic Health System Project) Sub-Series 2004B-3 VRDN (Bank of America N.A. SBPA), 0.28%, 1/03/11(a)	2,285	2,285,000
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.34%, 1/07/11(a)	3,200	3,200,000
Delaware GO Series 2010 BAN, 1.25%, 4/27/11	1,000	1,002,048
Dublin School District GO Series 2010 BAN, 1.00%, 12/08/11	1,850	1,858,198
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Guaranty), 0.35%, 1/07/11(a)	915	915,000
Lebanon GO (Water System Improvement Project) Series 2010 BAN, 1.25%, 4/05/11	1,800	1,802,475
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.36%, 1/07/11(a)	2,000	2,000,000
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.33%, 1/07/11(a)	515	515,000
Marysville Wastewater Treatment System GO Series 2010 Notes, 1.25%, 6/01/11	100	100,202
Mason GO (Golf Course Acquisition Project) Series 2010 BAN, 1.25%, 3/10/11	1,780	1,782,563
Miami County GO Series 2010 BAN, 1.88%, 6/01/11	300	301,192
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA), 0.37%, 1/07/11(a)	1,200	1,200,000
North Ridgeville GO Series 2010 BAN, 1.00%, 4/14/11	500	500,343
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase & Co. LOC), 0.32%, 1/07/11(a)	4,700	4,700,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.32%, 1/07/11(a)	1,600	1,600,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.32%, 1/07/11(a)	600	600,000
Ohio GO (Common Schools Project) Series 2005B VRDN (Ohio State SBPA), 0.30%, 1/07/11(a)	1,480	1,480,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase & Co. LOC), 0.33%, 1/07/11(a)	900	900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT VRDN (Fannie Mae Guaranty, Ginnie Mae Guaranty, Citibank N.A. SBPA), 0.30%, 1/07/11(a)	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT VRDN (Fannie Mae Guaranty, Ginnie Mae Guaranty, KBC Bank N.V. SBPA), 0.34%, 1/07/11(a)	4,650	4,650,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 AMT VRDN (Fannie Mae Guaranty, Ginnie Mae Guaranty, Federal Home Loan Bank SBPA), 0.30%, 1/07/11(a)	800	800,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008H AMT VRDN (Fannie Mae Guaranty, Ginnie Mae Guaranty, Federal Home Loan Bank SBPA), 0.36%, 1/07/11(a)	3,800	3,800,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 ROC-RR-II-R-11575 VRDN (Fannie Mae Guaranty, Ginnie Mae Guaranty, Citibank N.A. Liquidity Facility), 0.35%, 1/07/11(a)(b)(c)	7,280	7,280,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 VRDN (Ginnie Mae Guaranty, Wells Fargo Bank N.A. SBPA), 0.40%, 1/07/11(a)(b)(c)	540	540,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC), 0.28%, 1/03/11(a)	2,355	2,355,000
Pickerington GO Series 2010 BAN, 1.25%, 2/03/11	2,800	2,801,774
Sharonville GO Series 2010 BAN, 1.25%, 7/14/11	3,000	3,007,823
Strongsville Ohio, 1.50%, 11/03/11	2,500	2,520,718
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 1/07/11(a)	10,255	10,255,000

14	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.47%, 1/07/11(a)	$3,600	$3,600,000
Willoughby GO Series 2010 BAN, 1.25%, 10/07/11	300	301,721

		86,578,377

Puerto Rico — 12.2%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA), 0.52%, 1/07/11(a)(b)	2,400	2,400,000
Commonwealth of Puerto Rico GO Series 2004B-3 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.28%, 1/07/11(a)	8,200	8,200,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Credit Agreement, Dexia Credit Local SBPA), 0.47%, 1/07/11(a)(b)(c)	1,500	1,500,000

		12,100,000

Total Investments (Cost — $98,678,377*) — 99.8%		98,678,377
Other Assets Less Liabilities — 0.2%		167,806

Net Assets — 100.0%		$98,846,183

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$98,678,377	—	$98,678,377

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS	DECEMBER 31, 2010	15

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 101.5%
Allegheny County GO Series 2011 TRAN, 1.00%, 4/05/11	$6,000	$6,009,360
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC), 0.25%, 1/07/11(a)	5,600	5,600,000
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC), 0.34%, 1/07/11(a)(b)	2,200	2,200,000
Beaver County IDA RB (FirstEnergy Nuclear Project) Series 2006B VRDN (Citibank N.A. LOC), 0.29%, 1/07/11(a)	5,200	5,200,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.55%, 1/07/11(a)	970	970,000
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.39%, 1/07/11(a)	6,550	6,550,000
Bucks County IDA RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.29%, 1/07/11(a)	8,800	8,800,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.31%, 1/07/11(a)	9,310	9,310,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.31%, 1/07/11(a)	6,115	6,115,000
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 VRDN (KBC Bank N.V. LOC), 0.33%, 1/07/11(a)	2,900	2,900,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN:
0.32%, 1/07/11(a)	14,700	14,700,000
0.32%, 1/07/11(a)	2,750	2,750,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2009C VRDN, 0.32%, 1/07/11(a)	700	700,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN, 0.40%, 1/07/11(a)	100	100,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC), 0.39%, 1/07/11(a)	7,120	7,120,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada Liquidity Facility), 0.34%, 1/07/11(a)(b)	2,405	2,405,000
Emmaus General Authority Local Government RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.33%, 1/07/11(a)	3,400	3,400,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC), 0.33%, 1/07/11(a)	200	200,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.33%, 1/07/11(a)	4,000	4,000,000
Emmaus General Authority RB Series 1989G-18 VRDN (U.S. Bank N.A. LOC), 0.33%, 1/07/11(a)	2,000	2,000,000
Emmaus General Authority RB Series 1996 VRDN (Assured Guaranty Municipal Corp. Insurance, Wells Fargo Bank N.A. SBPA), 0.38%, 1/07/11(a)	20,510	20,510,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.35%, 1/07/11(a)	4,900	4,900,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 1/07/11(a)	1,730	1,730,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.34%, 1/07/11(a)	1,800	1,800,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.28%, 1/03/11(a)	3,690	3,690,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT VRDN (BNP Paribas LOC), 0.42%, 1/07/11(a)	3,080	3,080,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.37%, 1/07/11(a)	2,500	2,500,000
Lehigh County General Purpose Hospital Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Ltd. Insurance, Wells Fargo Bank N.A. SBPA), 0.28%, 1/03/11(a)	7,100	7,100,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.26%, 1/03/11(a)	9,760	9,760,000
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.39%, 1/07/11(a)	1,200	1,200,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland Plc LOC), 0.34%, 1/07/11(a)	5,185	5,185,000
Northampton County IDRB (Bethlehem Contracting Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.74%, 1/07/11(a)	1,660	1,660,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.55%, 1/07/11(a)	1,500	1,500,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.37%, 1/07/11(a)(b)	27,500	27,500,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 1/07/11(a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.39%, 1/07/11(a)	1,515	1,515,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN, 0.39%, 1/07/11(a)	6,900	6,900,000
Pennsylvania GO Series 2007 ROC-RR-II-R-11056 VRDN (Citibank N.A. Liquidity Facility), 0.34%, 1/07/11(a)(b)(c)	1,200	1,200,000

16	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC, TD Bank N.A. Liquidity Facility), 0.31%, 1/07/11(a)	$8,050	$8,050,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.31%, 1/07/11(a)	9,285	9,285,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.34%, 1/07/11(a)(b)(c)	4,505	4,505,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA), 0.40%, 1/07/11(a)	1,465	1,465,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT VRDN (JPMorgan Chase & Co. Liquidity Facility), 0.45%, 1/07/11(a)(b)(c)	370	370,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.45%, 1/07/11(a)(b)(c)	1,190	1,190,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-87C AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.30%, 1/07/11(a)	2,300	2,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-95C AMT VRDN (Dexia Credit Local SBPA), 0.33%, 1/07/11(a)	6,800	6,800,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT VRDN (Dexia Credit Local SBPA), 0.40%, 1/07/11(a)	2,400	2,400,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2010-111 AMT VRDN, 0.45%, 9/22/11(a)	6,700	6,700,000
Pennsylvania State University, 5.25%, 8/15/11	800	824,132
Philadelphia Airport RB Series 2005C AMT VRDN (TD Bank N.A. LOC), 0.31%, 1/07/11(a)	2,760	2,760,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Credit Agreement), 0.36%, 1/07/11(a)(b)(c)	5,470	5,470,000
Philadelphia Authority IDRB (Chestnut Hill Academy Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.43%, 1/07/11(a)	3,800	3,800,000
Philadelphia Authority IDRB (Chestnut Hill College Project) Series 2007A VRDN (Wells Fargo Bank N.A. LOC), 0.33%, 1/07/11(a)	4,510	4,510,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.31%, 1/07/11(a)	5,435	5,435,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.32%, 1/07/11(a)	5,900	5,900,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.31%, 1/07/11(a)	2,160	2,160,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC), 0.48%, 1/07/11(a)	1,015	1,015,000
Philadelphia Authority IDRB Series 2007B VRDN (JPMorgan Chase Bank N.A. LOC, Bank of New York LOC), 0.32%, 1/07/11(a)	1,800	1,800,000
Philadelphia Gas Works RB Series 2001-3 MB, 5.12%, 8/01/11	3,600	3,698,613
Philadelphia Gas Works RB Series 2009C VRDN (Bank of Nova Scotia LOC), 0.31%, 1/07/11(a)	10,500	10,500,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC), 0.37%, 1/07/11(a)	2,100	2,100,000
Philadelphia Gas Works RB Series 2009E VRDN (JPMorgan Chase Bank N.A. LOC), 0.31%, 1/07/11(a)	2,000	2,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.28%, 1/03/11(a)	1,000	1,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Bank of America N.A. SBPA), 0.28%, 1/03/11(a)	3,135	3,135,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2008A VRDN (Wells Fargo Bank N.A. SBPA), 0.28%, 1/03/11(a)	500	500,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), 0.33%, 1/07/11(a)(b)(c)	2,240	2,240,000
Pittsburgh Water & Sewer Authority RB Series 2009C-1A MB (AGM Corp. Insurance, Federal Home Loan Bank LOC, NRW Bank LOC), 0.45%, 9/01/11(a)	4,500	4,500,000
Southeastern Pennsylvania Transportation Authority RB Series 2010, 2.00%, 3/01/11	6,900	6,918,076
University of Pittsburgh RB Series 2010 Notes, 2.00%, 5/31/11	6,100	6,137,890
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia Credit Local LOC):
0.46%, 1/04/11	3,000	3,000,000
0.46%, 1/05/11	3,000	3,000,000
0.46%, 1/06/11	3,638	3,638,000
Washington County Authority RB (Girard Estate Project) Series 1999 VRDN (JPMorgan Chase Bank N.A. LOC), 0.33%, 1/07/11(a)	1,870	1,870,000
York County GO Series 2011 TRAN, 1.00%, 4/29/11	5,000	5,009,550
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 1/07/11(a)	2,700	2,700,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN, 0.50%, 1/07/11(a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.55%, 1/07/11(a)	1,035	1,035,000

Total Municipal Bonds — 101.5%		347,080,621

BLACKROCK FUNDS	DECEMBER 31, 2010	17

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Closed-End Investment Companies
Pennsylvania — 1.6%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.59%, 1/07/11(a)(b)	$3,000	$3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility), 0.59%, 1/07/11(a)(b)	2,500	2,500,000

Total Closed-End Investment Companies — 1.6%		5,500,000

Total Investments (Cost — $352,580,621*) — 103.1%		352,580,621
Liabilities in Excess of Other Assets — (3.1)%		(10,574,635)

Net Assets — 100.0%		$342,005,986

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$352,580,621	—	$352,580,621

[1]	See above Schedule of Investments for values in the state.

18	BLACKROCK FUNDS	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia — 95.4%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.39%, 1/07/11(a)	$2,890	$2,890,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty), 0.32%, 1/07/11(a)	2,320	2,320,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC), 0.35%, 1/07/11(a)	60	60,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.35%, 1/07/11(a)	1,000	1,000,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC), 0.31%, 1/07/11(a)	360	360,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-2 VRDN (JPMorgan Chase & Co. SPBA), 0.28%, 1/03/11(a)	1,600	1,600,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN, 0.46%, 7/29/11(a)	1,500	1,500,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.32%, 1/07/11(a)	325	325,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC), 0.35%, 1/07/11(a)	485	485,000
Henrico County Water & Sewer RB Series 2007 ROC-RR-II-R-753PB VRDN (PB Capital Corp. Liquidity Facility), 0.37%, 1/07/11(a)(b)(c)	1,085	1,085,000
Loudon County GO (Public Improvement Project) Series 2001B MB (State Aid Withholding Insurance), 5.25%, 1/03/11	500	505,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.29%, 1/07/11(a)	1,400	1,400,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.40%, 1/07/11(a)	100	100,000
Montgomery County IDA RB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC), 0.40%, 1/03/11(a)	1,145	1,145,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.42%, 1/07/11(a)	200	200,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.34%, 1/03/11(a)	200	200,000
Richmond IDA RB (Crow-Klein Project) Series 1987A VRDN (Wells Fargo Bank N.A. LOC), 0.45%, 2/15/11(a)	1,760	1,760,000
Richmond Utility RB Series 2009 ROC-RR-II-R-10410 VRDN (AGM Corp. Insurance, Citibank N.A. SBPA), 0.36%, 1/07/11(a)(b)(c)	600	600,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-2 VRDN (AGM Corp. Insurance, Wells Fargo Bank N.A. SBPA), 0.28%, 1/03/11(a)	300	300,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.40%, 1/07/11(a)	1,235	1,235,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.35%, 1/07/11(a)	600	600,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Capital Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank Plc Liquidity Facility), 0.37%, 1/07/11(a)(b)(c)	1,500	1,500,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.34%, 1/07/11(a)(b)	2,100	2,100,000
Virginia Public Building Authority RB Series 2005D VRDN (Dexia Credit Local SBPA), 0.41%, 1/07/11(a)	3,000	3,000,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.35%, 1/07/11(a)	200	200,000

		26,470,000

Puerto Rico — 4.3%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA), 0.52%, 1/07/11(a)(b)	1,200	1,200,000

Total Investments (Cost — $27,670,000*) — 99.7%		27,670,000
Other Assets Less Liabilities — 0.3%		92,416

Net Assets — 100.0%		$27,762,416

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK FUNDS	DECEMBER 31, 2010	19

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$27,670,000	—	$27,670,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

20	BLACKROCK FUNDS	DECEMBER 31, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds: Money Market Portfolio

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: February 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: February 25, 2011